Investments in Associates and Joint Ventures - Summary of Investments in Beacon's shares (Parenthetical) (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Millions, shares in Millions	May 12, 2010	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Investments in associates and joint ventures (Note 10)		₱ 46,130	₱ 56,858	₱ 48,703
Meralco
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of Shares	154
Shares transferred per share	₱ 150.00
Investments in associates and joint ventures (Note 10)	₱ 23,130